CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (801,203)	$ (8,609,575)
Adjustments to reconcile net loss to net cash used in operating activities:
Materials cost in connection with license activity		1,082,626
Stock issued to parent for services	359,055	0
Warrants issued in connection with transfer agreement		37,840
Warrants issued in connection with line of credit		114,300
Stock-based compensation		164,156
Accretion of debt discount	1,381	176,766
Revaluation of warrant liability		(51,423)
Amortization of deferred finance charge	1,300	21,227
Changes in assets and liabilities:
Inventory		(198,029)
Prepaid license fee	(100,000)	100,000
Prepaid expenses		(24,170)
Deferred finance charges		(104,000)
Due to/from parent	116,383	(99,802)
Deferred revenue		23,802
License fee payable		(25,000)
Accounts payable	8,995	689,323
Accrued expenses	79,250	1,238,741
Total cash used in operations	(334,839)	(5,463,218)
Cash Flows from Investing Activities
Purchase of equipment		(55,149)
Total Cash Used in Investing Activities		(55,149)
Cash Flows from Financing Activities
Proceeds from issuance of redeemable convertible preferred stock, net		6,658,241
Proceeds from issuance of redeemable convertible notes payable, net	519,806	1,100,000
Proceeds from issuance of common stock in initial public offering, net		900,000
Deferred offering costs		(2,480,049)
Proceeds from issuance of common stock to parent	400	0
Total Cash Provided by Financing Activities	520,206	6,178,192
Net increase in cash and cash equivalents	185,367	659,825
Cash and cash equivalents, beginning of period		185,367
Cash and cash equivalents, end of period	$ 185,367	845,192
Supplemental Schedule of Non-Cash Financing and Investing Activities
Equipment received in connection with license agreement		817,374
Notes payable converted into common stock		525,000
Warrants issued in connection with convertible notes payable		147,943
Warrants issued in connection with notes payable		505,348
Conversion of convertible notes to common stock		525,000
Accretion of redeemable convertible preferred stock		$ 646,673